Ordinary Shares	12 Months Ended
Dec. 31, 2022
Ordinary Shares
Ordinary Shares

21.Ordinary Shares

Before Recapitalization

Given the consideration of the retroactive adjustments, upon incorporation on November 12, 2019, the Company’s authorized shares were 500,000,000 shares with a par value of US$0.0001 per share, and the Company issued 10,000,000 shares to the founders. Upon consummation of the Reorganization on January 16, 2020, the ownership of ordinary shares of the Company held by each of the shareholders was identical with the ownership of ordinary equity interest of Hubei ECARX held by such shareholders. Pursuant to the share split (see Note 18) and the Memorandum of Association of the Company on January 16, 2020, the authorized share capital of the Company was divided into 10,000,000,000 shares with a par value of US$0.000005, of which 9,973,158,465 were designated as ordinary shares and 26,841,535 as preferred shares.

According to the Amended Memorandum of Association of the Company on December 27, 2021, of the 10,000,000,000 authorized shares of the Company, 9,909,275,711 shares were designated as ordinary shares; 90,724,289 were designated as preferred shares, all with par value of $0.000005 per share.

On December 20, 2021, four members from the Group’s management, who are also the ordinary shareholders of the Group, voluntarily sold 5,010,420 ordinary shares in total back to the Group at par value at US$0.000005 per share. Such ordinary shares were transferred to the Group for 2019 RSU Plan which was modified in December 2021 to attract more talent (see Note 22). The repurchased ordinary shares were accounted for as treasury shares by the Group. As the shares were repurchased for purposes other than retirement, the cost of those shares, in the amount less than RMB1, which is the cash consideration the Group paid to the four ordinary shareholders, is presented as treasury shares in the consolidated balance sheet as of December 31, 2021.

After Recapitalization

As noted in Note 1(b), following the Merger, the Company’s Articles were amended. As such, the shares and corresponding capital amounts and earnings per share prior to the Merger have been retroactively recast.

The new authorized shares of the Company is US$50,000 divided into 10,000,000,000 shares comprising of (i) 8,000,000,000 Class A Ordinary Shares with par value of US$0.000005 each, (ii) 1,000,000,000 Class B Ordinary Shares with par value of US$0.000005 each, and (iii) 1,000,000,000 shares with par value of US$0.000005 each of such class or classes (however designated) as the Board of Directors may determine in accordance with the Articles. The number of shares issued and outstanding is as of December 31, 2022 is 288,434,474 Class A Ordinary Shares and 48,960,916 Class B Ordinary Shares.